Disclosure of detailed information about non cash financing and investing transactions (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Statement [Line Items]
Share based compensation capitalized as property, plant and equipment	$ 1,825	$ 3,172	$ 5,633
Share based compensation capitalized as exploration and evaluation assets	25,129	66,082	103,407
Depreciation expense capitalized as property, plant and equipment	37,513	46,912	57,265
Depreciation expense capitalized as exploration and evaluation assets	8,867	8,424	8,883
Warrants issued pursuant to the Accommodation Agreement and capitalized as property, plant and equipment	0	0	1,353
Common shares issued for exploration and evaluation assets	0	92,500	0
Non-cash financing and investing transactions	$ 73,334	$ 217,090	$ 176,541